Segment Information	12 Months Ended
Dec. 31, 2025
Segment Information
Segment Information
25.	Segment Information
(a)	Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Chief Executive Officer.

The Group’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Group’s operating segments are based on this organizational structure and information reviewed by the Group’s CODM to evaluate the operating segment results.

(b)	Segment data

The table below provides a summary of the Group’s operating segment results under which the cost of revenues is considered as the significant segment expense for the years ended December 31, 2023, 2024 and 2025 (in thousands). The Group does not allocate any operating costs or assets to its business segments as the Group’s CODM does not use this information to measure the performance of the operating segments. The CODM uses net revenues and gross profit to assess performance for each segment and in competitive analysis by benchmarking to the Group’s competitors. The CODM also uses net revenues and gross profit to allocate resources during the budgeting review process. There was no significant transaction between reportable segments for the years ended December 31, 2023, 2024 and 2025.

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net revenues:
Games and related value-added services	81,565,449	83,622,643	92,148,608
Youdao	5,389,208	5,625,919	5,909,019
NetEase Cloud Music	7,866,992	7,950,146	7,759,450
Innovative businesses and others	8,646,510	8,096,528	6,808,730
Total net revenues	103,468,159	105,295,236	112,625,807

Cost of revenues:
Games and related value-added services	(25,938,865)	(26,142,623)	(27,910,861)
Youdao	(2,621,746)	(2,877,428)	(3,292,191)
NetEase Cloud Music	(5,764,322)	(5,268,634)	(4,989,858)
Innovative businesses and others	(6,079,832)	(5,199,467)	(4,031,029)
Total cost of revenues	(40,404,765)	(39,488,152)	(40,223,939)

Gross profit:
Games and related value-added services	55,626,584	57,480,020	64,237,747
Youdao	2,767,462	2,748,491	2,616,828
NetEase Cloud Music	2,102,670	2,681,512	2,769,592
Innovative businesses and others	2,566,678	2,897,061	2,777,701
Total gross profit	63,063,394	65,807,084	72,401,868

The following table set forth the disaggregation of net revenues by timing of revenue recognition for the years ended December 31, 2023, 2024 and 2025 (in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
A point in time	27,140,994	24,144,017	20,540,213
Over time	76,327,165	81,151,219	92,085,594
Total Net revenue	103,468,159	105,295,236	112,625,807

The following table presents the total depreciation and amortization expenses of property, equipment and software recorded under cost of revenues by segment for the years ended December 31, 2023, 2024 and 2025 (in thousands):

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Games and related value-added services	223,156	246,422	277,271
Youdao	9,275	9,119	6,718
NetEase Cloud Music	2,452	3,027	699
Innovative businesses and others	60,126	47,084	106,380
Total depreciation and amortization expenses of property, equipment and software	295,009	305,652	391,068

As substantially all of the Group’s long-lived assets are located in China mainland and substantially all of the Group’s revenue of reportable segments are derived from China mainland, no geographical information is presented for the years ended December 31, 2023 and 2024. In addition, substantially all of the Group’s long-lived assets are located in China mainland and 89.9% of the Group’s revenue of reportable segments are derived from China mainland for the year ended December 31, 2025.